Equity Instruments - Common Stock Reserved for Issuance (Details) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Total shares of common stock reserved	188,704,758	182,119,283	41,251,424
Redeemable convertible preferred stock
Class of Stock [Line Items]
Total shares of common stock reserved	147,876,672	147,876,672	27,967,896
Convertible promissory note
Class of Stock [Line Items]
Total shares of common stock reserved	6,756,757	0	4,006,668
Redeemable convertible preferred stock warrants
Class of Stock [Line Items]
Total shares of common stock reserved	408,729	408,729	173,362
Common stock warrants
Class of Stock [Line Items]
Total shares of common stock reserved	293,856	262,638	63,621
Common stock options issued and outstanding
Class of Stock [Line Items]
Total shares of common stock reserved	26,997,994	26,347,331	5,946,782
Shares available for future grant under 2014 Stock Option Plan
Class of Stock [Line Items]
Total shares of common stock reserved	6,370,750	7,223,913	3,093,095